Profit (loss) per share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings
(Loss) / profit for the period	$ (65,791)	$ 141,718
Fully diluted (loss) / profit for the period	$ (65,791)	$ 141,718
Number of shares
Weighted average number of ordinary shares outstanding (in shares)	296,730,023	285,521,142
Dilutive effect of share-based compensation (in shares)	0	1,387,482
Weighted average number of diluted ordinary shares outstanding (in shares)	296,730,023	286,908,624
Diluted (loss) / profit per share (in dollars per share)	$ (0.22)	$ 0.49